INVENTORY	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
INVENTORY	INVENTORY

	December 31, 2022	December 31, 2021
Ore in stockpiles and on leach pads	$12,492	$22,477
Work-in-process	3,059	3,523
Finished goods	984	—
Total inventory	$16,535	$26,000

The amount of inventory recognized as an expense in cost of sales for the year ended December 31, 2022 was $28.9 million (nil for the year ended December 31, 2021).

During the year ended December 31, 2022, the Company recognized within cost of sales $6.4 million (nil for the year ended December 31, 2021) in write-downs of inventory to NRV relating to heap leach ore at Ruby Hill and Lone Tree.